Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2025
Redeemable non-controlling interests
Redeemable non-controlling interests

20.  Redeemable non-controlling interests

Investment in NIO China

On April 29, 2020, the Company and certain of its subsidiaries entered into definitive agreements, as amended and supplemented in May and June 2020, for investments in NIO China, with a group of investors (collectively, the “Existing Strategic Investors”), pursuant to which, the Existing Strategic Investors agreed to invest an aggregate of RMB7.0 billion in cash into NIO China for its non-controlling interest. In June and July 2020, the Group received RMB5.0 billion. On September 16, 2020, pursuant to a share transfer agreement, the Group repurchased 8.612% equity interests owned by one of the Existing Strategic Investors with the total consideration of RMB511,458, consisting of the actual capital investment plus accrued interest, and the Group assumed the remaining cash consideration obligation of RMB2.0 billion of the Existing Strategic Investors. In February 2021, the Group, purchased from two of the Existing Strategic Investors an aggregate of 3.305% equity interests in NIO China for a total consideration of RMB5.5 billion and subscribed for newly increased registered capital of NIO China at a subscription price of RMB10.0 billion. In September 2021, the Company repurchased 1.418% equity interests from the Existing strategic investors for a total consideration of RMB2.5 billion and recorded an amount of RMB2,023,534 in accretion on redeemable non-controlling interests to redemption value.

Each of the Existing Strategic Investors has the right to request the Group to redeem their equity interests in NIO China at an agreed price in case of NIO China’s failure to submit the application for a qualified initial public offering in 48 months commencing from June 29, 2020, failure to complete a qualified initial public offering in 60 months commencing from June 29, 2020, or other events as set forth in the share purchase agreement. The agreed price is calculated based on each non-controlling shareholder’s cash investment to NIO China plus an annual interest rate of 8.5%. On March 30, 2024, the Company and certain of its subsidiaries entered into a shareholders agreement with the Existing Strategic Investors, which amended certain shareholders’ rights in NIO China, including the redemption rights. In particular, if NIO China fails to complete the listing application or to issue the material assets restructuring plan related to the qualified initial public offering before December 31, 2027, or fails to complete the qualified initial public offering before December 31, 2028, the Existing Strategic Investors may request the Company to redeem the equity interest in NIO China then held by them.

As the redemption is at the holders’ option and is upon the occurrence of the events that are not solely within the control of the Company, these Existing Strategic Investors’ contributions in NIO China were classified as mezzanine equity and is subsequently accreted to the redemption price using the effective interest method with accretion recorded as a reduction of additional paid in capital.

On September 29, 2024, pursuant to definitive investment agreements, a group of new investors (the “New Strategic Investors”) agreed to invest an aggregate of RMB3.3 billion in cash to subscribe for newly issued shares of NIO China. Concurrently, the Group agreed to invest an aggregate of RMB10 billion in cash to subscribe for newly issued shares of NIO China. Upon completion of this transaction, the Group held 88.25% of controlling equity interest in NIO China, while the New Strategic Investors together with the Existing Strategic Investors collectively held the remaining 11.75% of equity interest in NIO China. In addition, NIO also had the right to invest an additional RMB20 billion in NIO China by December 31, 2025, based on the same price and terms of this transaction.

In July 2025, the Group entered into a definitive agreement to exercise its right to make an additional investment of RMB20 billion in NIO China, pursuant to the definitive investment agreement entered into with the New Strategic Investors. After the completion of this additional investment, the Group held a controlling equity interest of 91.8% in NIO China.

As of December 31, 2025, the Group has completed its investment of RMB10 billion and has additionally invested RMB20 billion pursuant to the definitive investment agreements entered into with the New Strategic Investors, and the Company has received RMB2.8 billion from certain New Strategic Investors. Each of the New Strategic Investors has the right to request the Group to redeem their equity interests in NIO China at an agreed price in case of NIO China’s failure to complete the listing application or to issue the material assets restructuring plan related to the qualified initial public offering before December 31, 2027, failure to complete a qualified initial public offering before December 31, 2028, or other events as set forth in the share purchase agreement. The agreed price is calculated based on each non-controlling shareholder’s cash investment to NIO China plus an annual interest rate of 7.5%, or the market value in the latest financing activities, if any.

For the years ended December 31, 2023, 2024 and 2025, the Company recorded RMB303,163, RMB329,939 and RMB567,877 of accretion on redeemable non-controlling interests to redemption value. As of December 31, 2024 and 2025, the balance of redeemable non-controlling interests was RMB6,985,787 and RMB7,553,664, respectively.

In December 2025 and January 2026, the Company entered into agreements with certain investors of NIO China to purchase their holdings of approximately 1.08% of the equity interest of NIO China, which will be settled in three tranches by September 2026, for a total consideration of no more than RMB1.002 billion, subject to certain closing conditions. Following the completion of the purchases, the Company expects its controlling equity interest in NIO China to increase to 92.9%.

Investment in PE CNHC

On May 31, 2024, the Company and certain of its subsidiaries entered into definitive agreements for the investment in PE CNHC with an investor (the “PE Strategic Investor”), pursuant to which, the PE Strategic Investor agreed to invest an aggregate of RMB1.0 billion in cash into PE CNHC for its non-controlling interest, representing 10% equity interests in PE CNHC. In connection with this transaction, PE CNHC also issued warrants to PE Strategic Investor which entitle PE Strategic Investor the right, at its sole discretion, to purchase additional RMB0.5 billion equity interests of PE CNHC at the same price, before PE CNHC’s next round of financing (the “Warrants”). In June 2024 and August 2025, the Group received RMB0.5 billion and RMB0.5 billion, respectively. As of December 31, 2024 and 2025, the Company held 90.91% controlling equity interests in PE CNHC.

The PE Strategic Investor has the right to request the Group to redeem their equity interests in PE CNHC at an agreed price after 60 months commencing from June 19, 2024, or other events as set forth in the share purchase agreement. The agreed price is calculated based on each non-controlling shareholder’s cash investment to PE CNHC plus an annual interest rate of 5%.

As the redemption is at the holders’ option and is upon the occurrence of the events that are not solely within the control of the Company, the PE Strategic Investor’s contributions in PE CNHC were classified as mezzanine equity and is subsequently accreted to the redemption price using the effective interest method with accretion recorded as a reduction of additional paid in capital.

For the Warrants, the Group classified the Warrants as financial liabilities under ASC 480 as the Warrants conditionally obligated the Group to ultimately transfer assets. The proceeds received by PE CNHC from PE Strategic Investor’s investment were allocated first to the warrant liabilities based on their fair value and the residual was allocated to the mezzanine equity.

For the years ended December 31, 2024 and 2025, the Group recorded an accretion of RMB17,577 and RMB41,980 on redeemable non-controlling interests to redemption value. As of December 31, 2024 and 2025, the balance of redeemable non-controlling interests was RMB456,210 and RMB998,190, respectively, and the balance of the warrant liabilities was RMB53,146 and RMB72,409, respectively.